NATURE OF BUSINESS (Details Narrative) - USD ($)	1 Months Ended
	Mar. 31, 2012	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Preferred stock, share issued		5,000	5,000	5,000
Business Acquisition [Member] | Restricted Stock [Member] | Cogent [Member]
Exchange of common stock, restricted shares	30,000,000
Series A Preferred Stock [Member]
Preferred stock, share issued	5,000
Series A Preferred Stock [Member] | Business Acquisition [Member]
Preferred stock, Outstanding	19,000,000
Preferred stock, share issued	5,000
Net assets	$ 8,720